Expense Example - FidelityShort-TermBondFund-AMCIZPRO - FidelityShort-TermBondFund-AMCIZPRO - Fidelity Short-Term Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Short-Term Bond Fund - Class A
Expense Example:
1 year	$ 200
3 years	308
5 years	425
10 years	769
Fidelity Advisor Short-Term Bond Fund - Class M
Expense Example:
1 year	325
3 years	431
5 years	547
10 years	886
Fidelity Advisor Short-Term Bond Fund - Class C
Expense Example:
1 year	238
3 years	431
5 years	745
10 years	1,399
Fidelity Advisor Short-Term Bond Fund - Class I
Expense Example:
1 year	31
3 years	103
5 years	188
10 years	434
Fidelity Advisor Short-Term Bond Fund - Class Z
Expense Example:
1 year	26
3 years	80
5 years	141
10 years	$ 318